UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

SCBF II - Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.5%
Financial Institutions - 12.3%
Banking - 6.3%
American Express Co.
7.25%, 5/20/14	U.S.$	1,135	$1,298,086
Bank of America Corp.
5.625%, 7/01/20		1,520	1,569,418
7.625%, 6/01/19		1,560	1,807,091
Series L
5.65%, 5/01/18		2,560	2,699,087
BankAmerica Capital II
Series 2
8.00%, 12/15/26		1,350	1,373,625
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		55	60,277
5.55%, 1/22/17		2,670	2,920,126
5.70%, 11/15/14		3,120	3,445,949
Citigroup, Inc.
4.75%, 5/19/15		2,895	3,061,642
5.30%, 1/07/16		20	21,542
5.50%, 4/11/13		1,285	1,364,254
6.50%, 8/19/13		105	114,194
8.50%, 5/22/19		2,895	3,588,801
Compass Bank
5.50%, 4/01/20		3,394	3,313,762
Countrywide Financial Corp.
6.25%, 5/15/16		1,140	1,201,359
Goldman Sachs Group, Inc. (The)
3.625%, 8/01/12		250	257,301
4.75%, 7/15/13		125	131,954
5.125%, 1/15/15		60	64,386
5.35%, 1/15/16		250	269,773
6.00%, 6/15/20		2,535	2,727,630
7.50%, 2/15/19		2,030	2,361,992
JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36		200	198,638
JPMorgan Chase & Co.
0.423%, 11/01/12 (a)		100	99,925
3.70%, 1/20/15		250	259,952
4.40%, 7/22/20		1,460	1,430,315
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		2,420	2,618,706
Macquarie Group Ltd.
4.875%, 8/10/17 (b)		2,905	2,928,940
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		879	921,535
6.11%, 1/29/37		125	117,200
Morgan Stanley
5.30%, 3/01/13		160	169,169
5.50%, 7/24/20		4,435	4,489,067
6.625%, 4/01/18		2,115	2,329,869
National Capital Trust II
5.486%, 3/23/15 (b)		705	674,741
Nationwide Building Society
6.25%, 2/25/20 (b)		2,855	2,968,972

	Principal Amount (000)	U.S. $ Value
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	85	83,898
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	2,280	2,337,260
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (b)	2,800	2,793,630
Shinhan Bank
4.125%, 10/04/16 (b)	2,240	2,281,026
Societe Generale SA
2.50%, 1/15/14 (b)	1,355	1,348,748
5.20%, 4/15/21 (b)	1,365	1,340,509
SouthTrust Corp.
5.80%, 6/15/14	15	16,471
UFJ Finance Aruba AEC
6.75%, 7/15/13	520	571,377
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	1,300	1,249,279
Union Bank NA
5.95%, 5/11/16	3,040	3,324,301
Wachovia Bank NA
5.60%, 3/15/16	150	162,385
Wachovia Corp.
5.50%, 5/01/13	2,760	2,967,971
Wells Fargo & Co.
5.625%, 12/11/17	655	723,516

		72,059,649

Brokerage - 0.2%
Jefferies Group, Inc.
5.125%, 4/13/18	1,721	1,724,471
6.875%, 4/15/21	1,098	1,180,080

		2,904,551

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	5,675	6,026,141
5.375%, 10/20/16	200	220,316
5.625%, 5/01/18	115	125,778
Series A
4.375%, 11/21/11	19	19,290
5.00%, 6/30/18-6/30/18 (c)	225	223,907
5.50%, 12/18/18 (c)	200	197,618
6.90%, 9/15/15	200	231,142
Series G
5.72%, 8/22/11	250	252,220
HSBC Finance Corp.
6.676%, 1/15/21 (b)	111	113,887
7.00%, 5/15/12	1,490	1,569,310
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	4,030	4,186,359

		13,165,968

	Principal Amount (000)	U.S. $ Value
Insurance - 3.9%
Aegon NV
4.75%, 6/01/13	426	448,863
Aetna, Inc.
6.00%, 6/15/16	840	962,104
Aflac, Inc.
3.45%, 8/15/15	465	474,883
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	805	922,484
Allstate Corp. (The)
5.00%, 8/15/14	150	165,012
5.375%, 4/30/13	5	5,389
6.125%, 5/15/37	2,625	2,605,313
American International Group, Inc.
6.40%, 12/15/20	1,295	1,393,919
AON Corp.
3.125%, 5/27/16	1,840	1,834,005
Assurant, Inc.
5.625%, 2/15/14	755	806,693
CIGNA Corp.
5.125%, 6/15/20	928	980,220
Coventry Health Care, Inc.
5.95%, 3/15/17	575	614,632
6.125%, 1/15/15	220	239,211
6.30%, 8/15/14	1,765	1,900,125
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (b)	760	765,248
Genworth Financial, Inc.
6.515%, 5/22/18	2,700	2,684,567
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	1,255	1,484,568
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	545	561,816
5.50%, 3/30/20	2,562	2,640,933
6.10%, 10/01/41	120	114,597
Humana, Inc.
6.30%, 8/01/18	1,205	1,340,599
6.45%, 6/01/16	265	301,874
7.20%, 6/15/18	615	713,913
Lincoln National Corp.
8.75%, 7/01/19	718	906,043
Markel Corp.
7.125%, 9/30/19	1,336	1,525,743
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	1,385	1,918,827
Metlife Capital Trust IV
7.875%, 12/15/37 (b)	1,065	1,112,613
MetLife, Inc.
4.75%, 2/08/21	530	540,290
5.00%, 11/24/13-11/24/13	880	948,485
5.375%, 12/15/12	10	10,578
7.717%, 2/15/19	482	583,423
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	2,295	2,847,386
Principal Financial Group, Inc.
7.875%, 5/15/14	2,010	2,325,516
Prudential Financial, Inc.

	Principal Amount (000)	U.S. $ Value
5.15%, 1/15/13	1,795	1,894,113
6.20%, 1/15/15	295	330,263
8.875%, 6/15/38	1,020	1,190,850
Series D
7.375%, 6/15/19	220	260,899
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)	1,920	1,926,478
XL Group PLC
5.25%, 9/15/14	1,690	1,810,696
6.25%, 5/15/27	135	136,629

		44,229,800

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)	1,035	1,052,783
ORIX Corp.
4.71%, 4/27/15	2,648	2,739,488

		3,792,271

REITS - 0.4%
ERP Operating LP
5.25%, 9/15/14	140	153,359
HCP, Inc.
5.375%, 2/01/21	1,871	1,929,800
5.95%, 9/15/11	145	146,410
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	1,629	1,736,287
Nationwide Health Properties, Inc.
6.50%, 7/15/11	85	85,117

		4,050,973

		140,203,212

Industrial - 12.2%
Basic - 2.0%
Alcoa, Inc.
6.75%, 7/15/18	1,030	1,139,104
Anglo American Capital PLC
9.375%, 4/08/19 (b)	1,585	2,084,988
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	1,660	1,634,456
ArcelorMittal
6.125%, 6/01/18	2,840	3,041,861
Arcelormittal USA, Inc.
6.50%, 4/15/14	1,110	1,230,908
Dow Chemical Co. (The)
7.375%, 11/01/29	180	220,626
7.60%, 5/15/14	1,422	1,649,002
8.55%, 5/15/19	1,574	2,029,585
Georgia-Pacific LLC
5.40%, 11/01/20 (b)	428	436,188
International Paper Co.
7.50%, 8/15/21	1,082	1,264,689
7.95%, 6/15/18	1,530	1,821,762
Packaging Corp. of America
5.75%, 8/01/13	910	972,219

	Principal Amount (000)	U.S. $ Value
PPG Industries, Inc
5.75%, 3/15/13	2,145	2,304,146
Teck Resources Ltd.
6.00%, 8/15/40	168	164,838
Vale Canada Ltd.
7.75%, 5/15/12	2,880	3,040,229

		23,034,601

Capital Goods - 0.6%
General Elec Co Nt
5.25%, 12/06/17	250	276,956
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19(b)	251	268,214
Lafarge SA
6.15%, 7/15/11	1,556	1,558,102
Owens Corning
6.50%, 12/01/16	1,812	1,971,605
Republic Services, Inc.
5.25%, 11/15/21	983	1,038,610
5.50%, 9/15/19	1,413	1,540,341
United Technologies Corp.
8.75%, 3/01/21	175	240,468

		6,894,296

Communications - Media - 2.1%
CBS Corp.
5.625%, 8/15/12	19	19,860
5.75%, 4/15/20	1,565	1,685,508
8.875%, 5/15/19	1,255	1,599,825
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,220	1,697,192
Comcast Corp.
5.15%, 3/01/20	2,260	2,433,322
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	710	713,366
4.75%, 10/01/14	1,030	1,127,462
News America, Inc.
6.15%, 3/01/37	1,125	1,139,602
6.55%, 3/15/33	825	881,743
9.25%, 2/01/13	1,410	1,585,527
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	2,438	3,099,293
TCI Communications, Inc.
7.875%, 2/15/26	120	153,881
Time Warner Cable, Inc.
7.50%, 4/01/14	1,200	1,382,466
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,620	3,326,216
WPP Finance UK
8.00%, 9/15/14	2,350	2,756,641

		23,601,904

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20	2,335	2,299,910

	Principal Amount (000)	U.S. $ Value
AT&T Corp.
8.00%, 11/15/31	370	489,615
AT&T, Inc.
4.45%, 5/15/21	1,364	1,388,102
BellSouth Telecommunications, Inc.
7.00%, 10/01/25	150	170,272
British Telecommunications PLC
5.15%, 1/15/13	2,275	2,411,989
Embarq Corp.
7.082%, 6/01/16	1,182	1,313,935
New Cingular Wireless, Services Inc.
8.75%, 3/01/31	5	7,075
Pacific Bell Telephone Co.
6.625%, 10/15/34	150	156,279
Qwest Communications International, Inc.
7.50%, 2/15/14	425	431,375
Qwest Corp.
7.50%, 10/01/14	1,160	1,300,650
8.875%, 3/15/12	105	110,512
Telecom Italia Capital SA
6.175%, 6/18/14	2,260	2,431,941
6.375%, 11/15/33	315	280,899
7.175%, 6/18/19	995	1,098,566
United States Cellular Corp.
6.70%, 12/15/33	3,090	3,075,990
Verizon Communications, Inc.
5.55%, 2/15/16	150	168,978

		17,136,088

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	755	761,857
7.30%, 1/15/12	786	813,361
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	1,973	2,156,556

		3,731,774

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	1,180	1,195,548
7.625%, 4/15/31	125	149,972
Turner Broadcasting System, Inc.
8.375%, 7/01/13	2,314	2,626,362
Viacom, Inc.
5.625%, 9/15/19	2,370	2,629,963

		6,601,845

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	2,601	2,774,078
MDC Holdings, Inc.
5.50%, 5/15/13	150	157,856

		2,931,934

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	1,165	1,352,219
Kohl’s Corp.
6.25%, 12/15/17	100	117,322

		1,469,541

Consumer Non-Cyclical - 1.6%
Ahold Finance USA LLC
6.875%, 5/01/29	2,480	2,801,376
Altria Group, Inc.
9.70%, 11/10/18	1,485	1,951,470
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,186	1,275,238
5.875%, 5/15/13	1,865	1,987,141
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	2,525	2,735,158
Conagra Inc Nt
6.75%, 9/15/11	10	10,119
Delhaize Group SA
5.875%, 2/01/14	625	685,617
Fortune Brands, Inc.
3.00%, 6/01/12	1,450	1,470,329
4.875%, 12/01/13	1,387	1,474,675
Johnson & Johnson
6.95%, 9/01/29	150	189,492
PepsiCo, Inc./NC
5.00%, 6/01/18	200	221,533
Reynolds American, Inc.
7.25%, 6/01/13	2,420	2,675,428
7.625%, 6/01/16	405	485,765
Tyson Foods, Inc.
6.85%, 4/01/16	15	16,575
Whirlpool Corp.
8.60%, 5/01/14	285	332,112

		18,312,028

Energy - 1.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,203	1,354,081
6.45%, 9/15/36	784	818,062
ConocoPhillips Holding Co.
6.95%, 4/15/29	5	6,073
Hess Corp.
7.875%, 10/01/29	911	1,143,858
8.125%, 2/15/19	190	240,406
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	369	378,264
5.125%, 3/01/21 (b)	627	644,586
Nabors Industries, Inc.
9.25%, 1/15/19	2,525	3,200,544
Noble Energy, Inc.
8.25%, 3/01/19	2,433	3,110,917
Noble Holding International Ltd.
4.90%, 8/01/20	207	215,168
Valero Energy Corp.
6.125%, 2/01/20	1,164	1,279,161

	Principal Amount (000)	U.S. $ Value
6.875%, 4/15/12	1,560	1,631,345
Weatherford International Ltd.
5.15%, 3/15/13	1,080	1,141,107
6.00%, 3/15/18	425	465,872
9.625%, 3/01/19	1,165	1,504,530
Williams Cos., Inc. (The)
7.875%, 9/01/21	871	1,079,565

		18,213,539

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (b)	2,687	2,821,350

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	417	437,715
Computer Sciences Corp.
5.50%, 3/15/13	1,560	1,657,185
Motorola Solutions, Inc.
7.50%, 5/15/25	260	304,179
Tyco Electronics Group SA
6.00%, 10/01/12	100	106,034
Xerox Corp.
8.25%, 5/15/14	2,025	2,376,064

		4,881,177

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,335	1,444,549
5.75%, 12/15/16	890	982,989

		2,427,538

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	445	516,101

Transportation - Services – 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	2,795	2,757,732
Con-way, Inc.
6.70%, 5/01/34	1,920	1,830,259
Ryder System, Inc.
5.85%, 11/01/16	745	838,712
7.20%, 9/01/15	727	851,297

		6,278,000

		138,851,716

Utility - 2.5%
Electric - 1.4%
Alabama Power Co.
Series 07A
5.55%, 2/01/17	150	168,932
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	1,315	1,375,788
Ameren Corp.
8.875%, 5/15/14	1,445	1,674,067

	Principal Amount (000)	U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	2,215	2,269,974
Enersis SA
7.375%, 1/15/14	70	77,944
FirstEnergy Corp.
Series B
6.45%, 11/15/11	246	250,602
Series C
7.375%, 11/15/31	1,723	1,961,865
Nisource Finance Corp.
6.80%, 1/15/19	2,840	3,296,059
Pacific Gas & Electric Co.
6.05%, 3/01/34	5	5,287
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,180	1,276,733
TECO Finance, Inc.
4.00%, 3/15/16	595	623,044
5.15%, 3/15/20	730	774,123
Union Electric Co.
6.70%, 2/01/19	260	305,301
Wisconsin Energy Corp.
6.25%, 5/15/67	1,279	1,286,994

		15,346,713

Natural Gas - 0.9%
DCP Midstream LLC
5.35%, 3/15/20 (b)	609	645,499
Energy Transfer Partners LP
6.125%, 2/15/17	135	150,375
6.625%, 10/15/36	130	134,137
6.70%, 7/01/18	775	873,365
7.50%, 7/01/38	1,820	2,060,537
EQT Corp.
8.125%, 6/01/19	1,353	1,655,074
TransCanada PipeLines Ltd.
6.35%, 5/15/67	2,725	2,739,347
Williams Partners LP
5.25%, 3/15/20	1,971	2,075,077

		10,333,411

Other Utility - 0.2%
Veolia Environnement SA
6.00%, 6/01/18	1,810	2,042,831

		27,722,955

Non Corporate Sectors - 1.5%
Agencies - Not Government Guaranteed - 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (b)	2,705	3,306,863
Ecopetrol SA
7.625%, 7/23/19	859	1,028,653
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)	4,975	5,366,781

	Principal Amount (000)		U.S. $ Value
MDC-GMTN BV
3.75%, 4/20/16 (b)		2,835	2,863,338
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		4,080	4,352,360

			16,917,995

Total Corporates - Investment Grades (cost $299,380,383)			323,695,878

GOVERNMENTS - TREASURIES - 22.2%
Canada - 2.1%
Canadian Government Bond
2.00%, 6/01/16	CAD	23,680	24,182,106

Mexico - 1.1%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	133,735	11,933,329

United States - 19.0%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	18,016	18,618,419
4.625%, 2/15/40		27,945	29,137,022
5.375%, 2/15/31		6,905	8,092,874
U.S. Treasury Notes
2.125%, 2/29/16		53,865	55,144,294
2.625%, 4/30/16-11/15/20		55,390	54,689,373
3.625%, 2/15/20		48,005	50,784,057

			216,466,039

Total Governments - Treasuries (cost $250,870,055)			252,581,474

MORTGAGE PASS-THRU’S - 18.3%
Agency Fixed Rate 30-Year - 13.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		42	46,096
Series 2007
5.50%, 7/01/35		2,106	2,288,433
Federal National Mortgage Association
4.00%, 1/01/41		5,448	5,456,831
5.50%, 5/01/38-6/01/38		16,270	17,627,585
6.00%, 11/01/37-4/01/40		26,511	29,140,857
Series 2003
5.00%, 11/01/33		4,427	4,727,138
5.50%, 4/01/33-7/01/33		7,629	8,298,033
Series 2004
5.50%, 4/01/34-11/01/34		6,586	7,161,248
6.00%, 9/01/34		600	664,542
Series 2005
4.50%, 6/01/35-9/01/35		9,019	9,397,216
5.50%, 2/01/35		7,013	7,626,026
6.00%, 4/01/35		3,445	3,818,255
Series 2006
5.00%, 2/01/36		12,524	13,352,828
5.50%, 4/01/36		1,816	1,973,300
6.00%, 11/01/36		22	24,008

	Principal Amount (000)	U.S. $ Value
Series 2007
4.50%, 9/01/35	5,906	6,168,215
5.00%, 11/01/35-7/01/36	129	137,573
5.50%, 5/01/36-8/01/37	628	682,625
Series 2008
5.50%, 12/01/35	7,544	8,196,345
5.50%, 3/01/37	1,664	1,807,744
6.00%, 3/01/37-5/01/38	17,827	19,651,813
Series 2010
6.00%, 4/01/40	4,774	5,247,583

		153,494,294

Agency Fixed Rate 15-Year - 4.1%
Federal National Mortgage Association
4.50%, TBA	43,710	46,339,428

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
Series 2005
2.62%, 5/01/35 (a)	1,383	1,450,389
Series 2008
4.897%, 11/01/37 (d)	813	859,034
Federal National Mortgage Association
Series 2003
2.685%, 12/01/33 (d)	1,136	1,191,558
Series 2006
2.205%, 3/01/36 (d)	910	944,508
2.308%, 2/01/36 (d)	1,130	1,177,091
Series 2007
2.462%, 3/01/34 (d)	999	1,045,549
5.81%, 3/01/37 (d)	9	9,289
5.937%, 2/01/37 (a)	7	7,580
Series 2009
2.757%, 5/01/38 (a)	1,332	1,390,710

		8,075,708

Total Mortgage Pass-Thru’s (cost $199,705,694)		207,909,430

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
Non-Agency Fixed Rate CMBS - 9.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.451%, 1/15/49	25	27,037
Series 2007-5, Class A4
5.492%, 2/10/51	260	278,472
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.903%, 9/11/38	1,505	1,657,365
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.541%, 4/15/40	425	458,562
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44	1,725	1,867,554

	Principal Amount (000)	U.S. $ Value
Series 2006-C8, Class A4
5.306%, 12/10/46	3,895	4,170,965
Series 2007-C9, Class A4
6.008%, 12/10/49	200	219,676
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	1,220	1,287,779
Series 2005-C1, Class A4
5.014%, 2/15/38	4,520	4,849,947
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.014%, 6/15/38	5,505	6,049,518
Series 2006-C4, Class A3
5.467%, 9/15/39	220	237,261
Series 2006-C5, Class A3
5.311%, 12/15/39	3,205	3,432,635
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,545	3,803,962
Series 2007-GG9, Class A4
5.444%, 3/10/39	3,505	3,759,799
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	110	118,980
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,530	1,657,635
Series 2006-CB15, Class A4
5.814%, 6/12/43	5,260	5,766,137
Series 2006-CB16, Class A4
5.552%, 5/12/45	4,090	4,454,080
Series 2006-CB17, Class A4
5.429%, 12/12/43	6,085	6,566,887
Series 2007-LD11, Class A4
6.005%, 6/15/49	5,225	5,635,154
Series 2007-LDPX, Class A3
5.42%, 1/15/49	5,500	5,897,098
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	190	197,933
Series 2004-C4, Class A4
5.499%, 6/15/29	80	86,159
Series 2005-C1, Class A4
4.742%, 2/15/30	435	464,708
Series 2006 C3, Class A4
5.661%, 3/15/39	940	1,028,322
Series 2006-C1, Class A4
5.156%, 2/15/31	220	238,032
Series 2006-C4, Class A4
6.067%, 6/15/38	315	348,012
Series 2006-C6, Class A4
5.372%, 9/15/39	4,870	5,296,918
Series 2006-C7, Class A3
5.347%, 11/15/38	3,915	4,214,451
Merrill Lynch/Countrywide Commercial Mortgage Trust

	Principal Amount (000)	U.S. $ Value
Series 2006-2, Class A4
6.097%, 6/12/46	2,295	2,534,059
Series 2006-3, Class A4
5.414%, 7/12/46	25	26,937
Series 2007-9, Class A4
5.70%, 9/12/49	270	290,757
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	5,240	5,560,478
Series 2007-IQ13, Class A4
5.364%, 3/15/44	2,775	2,944,434
Series 2007-T27, Class A4
5.789%, 6/11/42	6,210	6,875,023
Series 2011-C2, Class A2
3.476%, 6/15/44 (b)	1,150	1,153,619
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	5,315	5,823,915
Series 2007-C31, Class A4
5.509%, 4/15/47	5,585	5,870,464
Series 2007-C32, Class A3
5.932%, 6/15/49	4,330	4,659,579

		109,810,303

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (a)(b)	1,180	1,166,687

Total Commercial Mortgage-Backed Securities (cost $100,826,096)		110,976,990

AGENCIES - 8.8%
Agency Debentures - 8.8%
Federal Farm Credit Bank
0.20%, 11/13/12 (a)	2,400	2,401,015
0.216%, 9/20/12 (a)	2,900	2,902,256
Federal National Mortgage Association
0.206%, 11/23/12 (a)	45,985	45,985,007
0.215%, 9/17/12 (a)	3,725	3,727,887
4.375%, 10/15/15	2,055	2,277,271
6.25%, 5/15/29	8,866	10,764,202
6.625%, 11/15/30	10,340	13,060,919
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	26,105	19,034,356

Total Agencies (cost $99,382,819)		100,152,913

CORPORATES - NON-INVESTMENT GRADES - 3.7%
Industrial - 2.9%
Basic - 0.5%
Lyondell Chemical Co.
8.00%, 11/01/17 (b)	904	1,005,700
Nalco Co.
6.625%, 1/15/19 (b)	1,095	1,122,375

	Principal Amount (000)	U.S. $ Value
United States Steel Corp.
6.05%, 6/01/17	2,875	2,853,437
Westvaco Corp.
8.20%, 1/15/30	435	471,202
Weyerhaeuser Co.
7.375%, 3/15/32	115	119,673

		5,572,387

Capital Goods - 0.6%
Building Materials Corp. of America
6.75%, 5/01/21 (b)	288	289,440
Case New Holland, Inc.
7.875%, 12/01/17 (b)	843	927,300
Griffon Corp.
7.125%, 4/01/18 (b)	1,055	1,058,956
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)	262	268,550
7.125%, 3/15/21 (b)	264	273,240
Mohawk Industries, Inc.
6.875%, 1/15/16	2,945	3,202,688
Textron Financial Corp.
5.40%, 4/28/13	380	402,716
Vulcan Materials Co.
6.30%, 6/15/13	10	10,629

		6,433,519

Communications - Media - 0.3%
EH Holding Corp.
6.50%, 6/15/19 (b)	740	752,950
RR Donnelley & Sons Co.
4.95%, 4/01/14	615	625,334
5.50%, 5/15/15	110	111,375
11.75%, 2/01/19	1,395	1,739,531

		3,229,190

Communications - Telecommunications - 0.1%
eAccess Ltd.
8.25%, 4/01/18 (b)	574	579,023
Windstream Corp.
7.875%, 11/01/17	760	806,550

		1,385,573

Consumer Cyclical - Automotive - 0.3%
Delphi Corp.
5.875%, 5/15/19 (b)	234	229,320
6.125%, 5/15/21 (b)	389	384,138
Ford Motor Co.
7.45%, 7/16/31 (e)	1,180	1,337,692
Ford Motor Credit Co. LLC
5.75%, 2/01/21	1,150	1,148,584
7.00%, 10/01/13	45	48,090

		3,147,824

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.0%
Toll Brothers Finance Corp.
5.15%, 5/15/15		325	333,928
6.875%, 11/15/12		70	74,358
Wyndham Worldwide Corp.
6.00%, 12/01/16		125	132,747

			541,033

Consumer Cyclical - Retailers - 0.3%
JC Penney Co., Inc.
5.65%, 6/01/20		2,225	2,202,750
Limited Brands, Inc.
6.625%, 4/01/21		690	705,525
6.90%, 7/15/17		409	438,141

			3,346,416

Consumer Non-Cyclical - 0.5%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)		1,150	1,127,000
HCA, Inc.
8.50%, 4/15/19		1,265	1,397,825
Pernod-Ricard SA
5.75%, 4/07/21 (b)		420	438,504
Tyson Foods, Inc.
8.25%, 10/01/11		75	75,281
Universal Health Services, Inc.
7.125%, 6/30/16		1,875	2,051,668

			5,090,278

Energy - 0.3%
Chesapeake Energy Corp.
6.125%, 2/15/21		1,145	1,159,313
Oil States International, Inc.
6.50%, 6/01/19 (b)		759	762,795
Range Resources Corp.
5.75%, 6/01/21		832	817,440
Tesoro Corp.
6.50%, 6/01/17		1,160	1,183,200

			3,922,748

Services - 0.0%
Service Corp. International/US
6.75%, 4/01/16		5	5,388

			32,674,356

Financial Institutions - 0.5%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	625	731,873
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	1,300	1,163,500

			1,895,373

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.

	Principal Amount (000)	U.S. $ Value
6.20%, 9/26/14 (f)	1,108	295,005
7.875%, 11/01/09 (f)	2,323	606,884
Series G
4.80%, 3/13/14 (f)	698	182,352

		1,084,241

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14	333	333,000

Insurance - 0.2%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (a)	1,570	1,482,672
XL Group PLC
Series E
6.50%, 4/15/17	1,445	1,325,787

		2,808,459

		6,121,073

Utility - 0.3%
Electric - 0.3%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	1,020	1,096,600
CMS Energy Corp.
8.75%, 6/15/19	955	1,165,714
GenOn Energy, Inc.
7.625%, 6/15/14	575	592,250

		2,854,564

Total Corporates - Non-Investment Grades (cost $40,859,133)		41,649,993

ASSET-BACKED SECURITIES - 1.8%
Home Equity Loans - Floating Rate - 0.8%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.456%, 5/25/37(a)(g)	65	3,623
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
0.926%, 2/25/33 (a)(g)	2	1,346
Home Equity Asset Trust
Series 2007-3, Class M1
0.536%, 8/25/37 (a)(g)	1,195	7,212
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.446%, 1/20/35 (a)	592	519,589
Series 2006-1, Class M1
0.466%, 1/20/36 (a)	51	44,457
Series 2007-1, Class M1
0.566%, 3/20/36 (a)	135	93,581
Series 2007-2, Class M1
0.496%, 7/20/36 (a)	40	28,404
Series 2007-2, Class M2

	Principal Amount (000)	U.S. $ Value
0.556%, 7/20/36 (a)	225	141,104
HSI Asset Securitization Corp. Trust
Series 2007-WF1, Class 2A2
0.316%, 5/25/37 (a)	7,980	7,579,616
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.296%, 11/25/36 (a)	190	134,102
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.296%, 8/25/36 (a)	306	106,621
Novastar Home Equity Loan
Series 2007-2, Class M1
0.486%, 9/25/37(a)(g)	25	3,529
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.416%, 2/25/37(a)(g)	1,200	8,210
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.316%, 7/25/37 (a)	110	75,068
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.486%, 4/25/34 (a)	60	49,145

		8,795,607

Credit Cards - Floating Rate - 0.4%
Discover Card Master Trust
Series 2009-A1, Class A1
1.487%, 12/15/14 (a)	1,310	1,324,916
Series 2009-A2, Class A
1.487%, 2/17/15 (a)	1,165	1,176,783
Series 2010-A1, Class A1
0.837%, 9/15/15 (a)	1,328	1,339,638
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.247%, 6/15/15 (a)	1,080	1,078,913

		4,920,250

Autos - Fixed Rate - 0.3%
Ally Auto Receivables Trust
Series 2011-1, Class A3
1.38%, 1/15/15	3,764	3,788,998

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,434	2,441,509

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.319%, 12/25/32	398	346,500
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35	8	8,420

	Principal Amount (000)	U.S. $ Value
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	391	352,072
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	122	104,801
Series 2005-CB4, Class AF2
4.751%, 8/25/35	3	3,426

		815,219

Total Asset-Backed Securities (cost $23,864,054)		20,761,583

BANK LOANS - 1.1%
Industrial - 0.8%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13 (a)	80	82,463
8.00%, 12/16/14 (a)	92	94,786

		177,249

Capital Goods - 0.1%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (a)	498	504,654
Hawker Beechcraft Acquisition Company LLC
2.19%-2.25%, 3/26/14 (a)	79	66,379
2.25%, 3/26/14 (a)	5	4,105
Sequa Corp.
3.50%-3.51%, 12/03/14 (a)	278	273,539
Tegrant Corp. (SCA Packaging)
5.75%, 3/08/15 (a)	300	265,251

		1,113,928

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.84%, 1/29/16 (a)	204	172,830
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (a)	313	186,675
Univision Communications Inc.
4.44%, 3/31/17 (a)	611	579,368

		938,873

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (a)	785	786,633
Sorenson Communications, Inc.
6.00%, 8/16/13 (a)	287	277,494

		1,064,127

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Ford Motor Company
2.94%, 12/15/13 (a)	154	153,693
Metaldyne, LLC
5.25%, 5/18/17 (a)	499	498,750

		652,443

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.69%, 11/23/16 (a)	336	326,260

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.25%-3.27%, 1/28/15 (a)	409	368,203
VML US Finance LLC (aka Venetian Macau)
4.69%, 5/27/13 (a)	204	203,049

		571,252

Consumer Cyclical - Retailers - 0.0%
Michaels Stores, Inc.
4.75%-4.81%, 7/31/16 (a)	125	124,369

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.50%, 2/28/14 (a)	803	761,154

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (a)	124	128,576
Dalbo, Inc.
7.00%, 8/27/12 (a)	290	272,795

		401,371

Services - 0.1%
Aveta, Inc.
8.50%, 4/14/15 (a)	210	210,593
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.75%, 5/08/14 (a)	383	361,602
Koosharem LLC
10.25%, 7/31/14 (a)	1	533
Sabre Inc.
2.19%-2.27%, 9/30/14 (a)	490	439,903
West Corporation
4.50%-4.52%, 7/15/16 (a)	480	479,599

		1,492,230

Technology - 0.1%
Avaya, Inc.
3.01%, 10/24/14 (a)	40	38,770
4.76%, 10/26/17 (a)	81	78,035

	Principal Amount (000)	U.S. $ Value
First Data Corporation
2.94%, 9/24/14 (a)	217	200,800
IPC Systems, Inc.
2.50%, 6/02/14 (a)	655	634,053
5.50%, 6/01/15 (a)	750	711,247
Sitel, LLC (ClientLogic)
5.79%, 1/30/14 (a)	413	410,744
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14 (a)	16	15,834

		2,089,483

		9,712,739

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.75%, 5/01/14 (a)	800	740,000
GBGH, LLC (US Energy) (a)(g)(h)
6.00%, 6/09/13 (a)(g)(h)(i)	278	20,815
14.00%, 6/09/14	115	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (a)	1,306	1,103,330

		1,864,145

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (a)	298	299,849
Delos Aircraft Inc.
7.00%, 3/17/16 (a)	114	115,136
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (a)	156	155,834

		570,819

Total Bank Loans (cost $12,583,000)		12,147,703

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (b)	1,561	1,719,285

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	2,935	3,147,121

	Principal Amount (000)	U.S. $ Value
Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (b)	4,579	5,208,613

Total Quasi-Sovereigns (cost $9,056,086)		10,075,019

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	5	5,712

United Kingdom - 0.7%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (b)	8,302	8,329,173

Total Governments - Sovereign Agencies (cost $8,306,392)		8,334,885

CMOs – 0.6%
Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.168%, 1/25/47	176	101,334
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.083%, 5/25/35	1,637	1,509,725
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.289%, 6/25/46	3,822	1,511,507
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.508%, 5/25/36	1,320	736,570
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.71%, 7/25/36	446	249,099
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	224	217,484
Series 2005-A9, Class 2A1A
2.655%, 12/25/35	1	1,389
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
5.249%, 8/25/35	56	53,457

		4,380,565

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.278%, 12/25/35 (a)	665	422,784
Series 2006-OA14, Class 3A1
1.128%, 11/25/46 (a)	2,446	1,168,376
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.386%, 7/20/36 (a)	37	28,409
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B2

	Principal Amount (000)	U.S. $ Value

0.816%, 10/25/45 (a)(g)	55	3,994
Series 2007-OA1, Class A1A
0.978%, 2/25/47 (a)	72	42,253
Series 2007-OA3, Class B1
0.636%, 4/25/47 (a)(g)	4	0

		1,665,816

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.807%, 5/28/35	323	265,592

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (a)	123	86,041

Total CMOs (cost $11,121,965)		6,398,014

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	2,880	3,022,560

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)	1,629	1,919,535

Total Governments - Sovereign Bonds (cost $4,596,313)		4,942,095

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40 (cost $2,695,594)	2,640	3,039,194

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (b) (cost $1,036,343)	1,035	1,156,613

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50% (cost $1,050,000)	42,000	1,077,565

	Principal Amount (000)	U.S. $ Value
SUPRANATIONALS - 0.0%
European Investment Bank
5.125%, 5/30/17 (cost $16,089)	15	17,230

	Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (g)(h)(j)
(cost $0)	556	0

SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.2%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.08% (k)
(cost $59,344,328)	59,344,328	59,344,328

Total Investments - 102.4% (cost $1,124,694,344) (l)		1,164,260,907
Other assets less liabilities - (2.4)% (m)		(27,077,370)

Net Assets - 100.0%		$1,137,183,537

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	341	September 2011	$74,902,109	$74,796,218	$105,891

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse London Branch (GFX):
Mexican Peso settling 8/18/11	4,902	$414,000	$417,040	$3,040
Royal Bank of Scotlans PLC
Canadian Dollar settling 7/25/11	237	240,770	245,405	4,635
Sale Contracts
Deutsche Bank AG London:
Mexican Peso settling 8/18/11	144,002	12,087,795	12,251,633	(163,838)
HSBC Bank USA:
Canadian Dollar settling 7/25/11	23,287	23,781,613	24,133,707	(352,094)
Euro settling 7/14/11	456	653,185	660,541	(7,356)
Morgan Stanley and Co., Inc.:
Canadian Dollar settling 7/25/11	303	312,311	314,210	(1,899)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America:
CDX- NAIGS16V1- 5 Year, 6/20/16*	(1.00)%	0.92%	$17,200	$(69,893)	$(4,033)	$(65,860)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity+	U.S. $ Value at June 30, 2011
ING	(0.50	)%*	12/31/11	$613,415

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $90,109,110 or 7.9% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(d)	Variable rate coupon, rate shown as of June 30, 2011.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $600,829.
(f)	Security is in default and is non-income producing.
(g)	Illiquid security.
(h)	Fair valued.
(i)	Pay-In-Kind Payments (PIK).
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,478,209 and gross unrealized depreciation of investments was $(13,911,646), resulting in net unrealized appreciation of $39,566,563.
(m)	An amount of U.S. $170,500 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
GO	-	General Obligation

OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

SCBF II - Intermediate Duration Institutional Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$323,695,878	$—	$323,695,878
Governments - Treasuries	—	252,581,474	—	252,581,474
Mortgage Pass-Thru’s	—	207,909,430	—	207,909,430
Commercial Mortgage-Backed Securities	—	60,105,126	50,871,864	110,976,990
Agencies	—	100,152,913	—	100,152,913
Corporates - Non-Investment Grades	—	41,649,993	—	41,649,993
Asset-Backed Securities	—	8,709,248	12,052,335	20,761,583
Bank Loans	—	—	12,147,703	12,147,703
Quasi-Sovereigns	—	10,075,019	—	10,075,019
Governments - Sovereign Agencies	—	8,334,885	—	8,334,885
CMOs	—	265,592	6,132,422	6,398,014
Governments - Sovereign Bonds	—	4,942,095	—	4,942,095
Local Governments - Municipal Bonds	—	3,039,194	—	3,039,194
Emerging Markets - Corporate Bonds	—	1,156,613	—	1,156,613
Preferred Stocks	1,077,565	—	—	1,077,565
Supranationals	—	17,230	—	17,230
Warrants	—	—	—	0
Short-Term Investments	59,344,328	—	—	59,344,328

Total Investments in Securities	60,421,893	1,022,634,690	81,204,324	1,164,260,907
Other Financial Instruments* :
Assets
Futures Contracts	105,891	—	—	105,891
Forward Currency Exchange Contracts	—	7,675	—	7,675
Liabilities
Forward Currency Exchange Contracts	—	(525,187)	—	(525,187)
Credit Default Swap Contracts	—	(65,860)	—	(65,860)

Total	$60,527,784	$1,022,051,318	$81,204,324	$1,163,783,426

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Balance as of 9/30/10	$2,788,352	$23,457,833	$1,103,229
Accrued discounts/(premiums)	—	27,027	1,459
Realized gain (loss)	—	(39,024)	18,249
Change in unrealized appreciation/depreciation	5,278	1,070,166	(39,699)
Purchases	—	3,721,330	—
Sales	—	(3,897,810)	(1,083,238)
Transfers in to Level 3	—	26,532,342	—
Transfers out of Level 3	(2,793,630)	—	—

Balance as of 6/30/11	$—	$50,871,864	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$1,149,353	$—

	Asset-Backed Securities	Bank Loans	CMOs
Balance as of 9/30/10	$11,784,111	$15,779,784	$7,611,141
Accrued discounts/(premiums)	10,882	162,348	10,470
Realized gain (loss)	(1,795,114)	(4,366)	(121,784)
Change in unrealized appreciation/depreciation	6,060,566	590,706	586,260
Purchases	2,434,773	4,750,105	352
Sales	(6,442,883)	(9,130,874)	(1,954,017)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$12,052,335	$12,147,703	$6,132,422

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$4,072,689	$265,142	$366,200

	Warrants*	Total
Balance as of 9/30/10	$—	$62,524,450
Accrued discounts/(premiums)	—	$212,186
Realized gain (loss)	—	$(1,942,039)
Change in unrealized appreciation/depreciation	—	$8,273,277
Purchases	—	$10,906,560
Sales	—	$(22,508,822)
Transfers in to Level 3	—	$26,532,342
Transfers out of Level 3	—	$(2,793,630)

Balance as of 6/30/11	$—	$81,204,324

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$5,853,384

*	The Portfolio held securities with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 24, 2011